GENERAL AND ADMINSTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries	$ 24.0	$ 20.0
Director fees and expenses	1.0	0.9
Professional and consulting fees	5.8	5.5
Other administration costs	4.4	3.9
Share-based compensation	5.2	4.3
(Gain) loss on cash flow hedge	(0.7)	2.0
Depreciation expense	0.6	2.2
General and administrative	$ 40.3	$ 38.8